Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,121,160)	$ (266,555)
Adjustments to reconcile net loss to net cash used in operating activities:
Reinvestment of interest on private placement secured demand notes	27,773	48,920
Reinvestment of interest on related party private placement secured demand notes	40	28
Interest earned on related party note receivable	(7,200)
Impairment on definite-lived intangible asset	157,143
Changes in operating assets and liabilities:
Prepaid expenses	(197)
Accounts payable and accrued expenses	17,698	25,301
Related party payables	(397,583)	120,409
Net cash used in operating activities	(1,323,486)	(71,897)
Cash flows from investing activities:
Issuance of related party note	(864,032)
Disbursement of other related party activity	(163,343)	(7,248)
Development of internal-use software	(157,143)
Net cash used in investing activities	(1,184,518)	(7,248)
Cash flows from financing activities:
Proceeds from the issuance of private placement secured demand notes	8,674,282	13,637,337
Proceeds from the issuance of related party private placement secured demand notes		1,100
Repayments of private placement secured demand notes	(7,127,822)	(12,964,597)
Repayments of related party private placement secured demand notes		(250)
Contribution to member's equity	1,150,000
Net cash provided by financing activities	2,696,460	673,590
Net increase in cash and restricted cash	188,456	594,445
Cash and restricted cash at beginning of year	924,313	329,868
Cash and restricted cash at end of year	1,112,769	924,313
Cash	818,979	296,788
Restricted cash	105,334	33,080
Cash	888,508	818,979
Restricted cash	224,261	105,334
Non-cash investing and financing activities
Non-cash issuance of private placement secured demand notes	115,000
Non-cash settlement of private placement secured demand notes	500,000
Non-cash contribution to member's equity due to assumption of payable to an affiliate by the member	$ 385,000